CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2011	$ 3,881	$ 52,581,098	$ 106,308,297	$ (106,168)	$ 158,787,108
Balances (in shares) at Dec. 31, 2011	38,804,064
Dividend paid	0	0	(7,527,988)	0	(7,527,988)
Ordinary shares repurchased and retired	(2)	(124,205)	0	0	(124,207)
Ordinary shares repurchased and retired (in shares)	(26,300)
Incentive shares issued for AGRL's 2011 net income target	310	17,976,841	(17,977,151)	0	0
Incentive shares issued for AGRL's 2011 net income target (in shares)	3,103,000
Incentive shares issued for King's Gaming 2011 net income target	52	3,057,548	0	0	3,057,600
Incentive shares issued for King's Gaming 2011 net income target (in shares)	520,000
Director shares issued for compensation	5	345,995	0	0	346,000
Director shares issued for compensation (in shares)	50,400
Net income	0	0	37,365,472	0	37,365,472
Foreign currency translation adjustment	0	0	0	507,895	507,895
Balances at Jun. 30, 2012	$ 4,246	$ 73,837,277	$ 118,168,630	$ 401,727	$ 192,411,880
Balances (in shares) at Jun. 30, 2012	42,451,164